UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2016

Date of reporting period:	12/31/2015

Item 1. Schedule of Investments

Prudential QMA Stock Index Fund

Schedule of Investments

as of December 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 96.4%
Aerospace & Defense — 2.6%
Boeing Co. (The)	33,984	$4,913,747
General Dynamics Corp.	16,312	2,240,616
Honeywell International, Inc.	42,015	4,351,494
L-3 Communications Holdings, Inc.	4,200	501,942
Lockheed Martin Corp.	14,456	3,139,120
Northrop Grumman Corp.	10,048	1,897,163
Precision Castparts Corp.	7,480	1,735,435
Raytheon Co.	16,344	2,035,318
Rockwell Collins, Inc.	7,363	679,605
Textron, Inc.	14,734	618,975
United Technologies Corp.	44,240	4,250,137

		26,363,552

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	7,700	477,554
Expeditors International of Washington, Inc.	9,800	441,980
FedEx Corp.	14,316	2,132,941
United Parcel Service, Inc. (Class B Stock)	37,400	3,599,002

		6,651,477

Airlines — 0.6%
American Airlines Group, Inc.	34,500	1,461,075
Delta Air Lines, Inc.	42,300	2,144,187
Southwest Airlines Co.	34,974	1,505,980
United Continental Holdings, Inc.*	20,000	1,146,000

		6,257,242

Auto Components — 0.4%
BorgWarner, Inc.	11,900	514,437
Delphi Automotive PLC (United Kingdom)	15,400	1,320,242
Goodyear Tire & Rubber Co. (The)	13,771	449,899
Johnson Controls, Inc.	34,556	1,364,616

		3,649,194

Automobiles — 0.6%
Ford Motor Co.	209,438	2,950,981
General Motors Co.	76,300	2,594,963
Harley-Davidson, Inc.(a)	10,800	490,212

		6,036,156

Banks — 5.8%
Bank of America Corp.	561,195	9,444,912
BB&T Corp.	41,358	1,563,746
Citigroup, Inc.	160,015	8,280,776
Comerica, Inc.	9,261	387,387
Fifth Third Bancorp	42,673	857,727
Huntington Bancshares, Inc.	41,929	463,735
JPMorgan Chase & Co.	197,793	13,060,272
KeyCorp	43,235	570,270
M&T Bank Corp.(a)	8,400	1,017,912
People’s United Financial, Inc.(a)	15,000	242,250
PNC Financial Services Group, Inc. (The)	27,602	2,630,746
Regions Financial Corp.	70,174	673,670
SunTrust Banks, Inc.	27,483	1,177,372
U.S. Bancorp	88,395	3,771,815
Wells Fargo & Co.	249,916	13,585,434
Zions Bancorporation	9,100	248,430

		57,976,454

Beverages — 2.2%
Brown-Forman Corp. (Class B Stock)	5,730	568,874
Coca-Cola Co. (The)	210,264	9,032,941
Coca-Cola Enterprises, Inc.	11,200	551,488
Constellation Brands, Inc. (Class A Stock)	9,500	1,353,180
Dr. Pepper Snapple Group, Inc.	10,400	969,280
Molson Coors Brewing Co. (Class B Stock)	8,494	797,757
Monster Beverage Corp.*	8,050	1,199,128
PepsiCo, Inc.	78,551	7,848,816

		22,321,464

Biotechnology — 3.6%
AbbVie, Inc.	88,174	5,223,428
Alexion Pharmaceuticals, Inc.*	12,000	2,289,000
Amgen, Inc.	40,646	6,598,065
Baxalta, Inc.	28,574	1,115,243
Biogen, Inc.*	12,070	3,697,644
Celgene Corp.*	42,400	5,077,824
Gilead Sciences, Inc.	78,200	7,913,058
Regeneron Pharmaceuticals, Inc.*	4,250	2,307,198
Vertex Pharmaceuticals, Inc.*	13,200	1,660,956

		35,882,416

Building Products — 0.1%
Allegion PLC	5,233	344,959
Masco Corp.	18,026	510,136

		855,095

Capital Markets — 2.0%
Affiliated Managers Group, Inc.*	3,000	479,280
Ameriprise Financial, Inc.	9,471	1,007,904
Bank of New York Mellon Corp. (The)	58,638	2,417,058
BlackRock, Inc.	6,900	2,349,588
Charles Schwab Corp. (The)	63,311	2,084,831
E*TRADE Financial Corp.*	15,720	465,941
Franklin Resources, Inc.	19,742	726,901
Goldman Sachs Group, Inc. (The)	21,600	3,892,968
Invesco Ltd.	22,900	766,692
Legg Mason, Inc.	5,300	207,919
Morgan Stanley	80,036	2,545,945
Northern Trust Corp.	11,962	862,341
State Street Corp.	21,762	1,444,126
T. Rowe Price Group, Inc.	13,400	957,966

		20,209,460

Chemicals — 2.0%
Air Products & Chemicals, Inc.	10,632	1,383,330
Airgas, Inc.	3,600	497,952
CF Industries Holdings, Inc.	11,900	485,639
Dow Chemical Co. (The)	61,336	3,157,577
E.I. du Pont de Nemours & Co.(a)	47,944	3,193,070
Eastman Chemical Co.	7,886	532,384
Ecolab, Inc.	14,282	1,633,575
FMC Corp.	7,000	273,910
International Flavors & Fragrances, Inc.	4,375	523,425
LyondellBasell Industries NV (Class A Stock)	20,100	1,746,690
Monsanto Co.	23,784	2,343,200
Mosaic Co. (The)	17,100	471,789
PPG Industries, Inc.	14,448	1,427,751
Praxair, Inc.	15,408	1,577,779
Sherwin-Williams Co. (The)	4,316	1,120,434

		20,368,505

Commercial Services & Supplies — 0.4%
ADT Corp. (The)	8,600	283,628
Cintas Corp.	4,800	437,040
Pitney Bowes, Inc.	9,625	198,756
Republic Services, Inc.	12,475	548,775
Stericycle, Inc.*	4,600	554,760
Tyco International PLC	22,000	701,580
Waste Management, Inc.	22,413	1,196,182

		3,920,721

Communications Equipment — 1.4%
Cisco Systems, Inc.	270,944	7,357,484
F5 Networks, Inc.*(a)	4,000	387,840
Harris Corp.	6,900	599,610
Juniper Networks, Inc.	18,600	513,360
Motorola Solutions, Inc.	8,916	610,300
QUALCOMM, Inc.	82,500	4,123,763

		13,592,357

Construction & Engineering — 0.1%
Fluor Corp.(a)	8,074	381,254
Jacobs Engineering Group, Inc.*	6,700	281,065
Quanta Services, Inc.*	10,700	216,675

		878,994

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	3,500	478,030
Vulcan Materials Co.	7,500	712,275

		1,190,305

Consumer Finance — 0.8%
American Express Co.	44,959	3,126,899
Capital One Financial Corp.	29,266	2,112,420
Discover Financial Services	23,018	1,234,225
Navient Corp.	18,792	215,168
Synchrony Financial*	44,365	1,349,140

		8,037,852

Containers & Packaging — 0.2%
Avery Dennison Corp.	4,768	298,763
Ball Corp.	7,264	528,311
Owens-Illinois, Inc.*	8,200	142,844
Sealed Air Corp.	11,036	492,206
WestRock Co.	13,933	635,623

		2,097,747

Distributors — 0.1%
Genuine Parts Co.	8,199	704,212

Diversified Consumer Services
H&R Block, Inc.	12,520	417,041

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	101,100	13,349,244
CME Group, Inc.	18,100	1,639,860
Intercontinental Exchange, Inc.	5,888	1,508,859
Leucadia National Corp.	15,900	276,501
McGraw Hill Financial, Inc.	14,700	1,449,126
Moody’s Corp.	9,376	940,788
Nasdaq, Inc.	5,900	343,203

		19,507,581

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	330,593	11,375,705
CenturyLink, Inc.	28,208	709,714
Frontier Communications Corp.	52,560	245,455
Level 3 Communications, Inc.*	15,500	842,580
Verizon Communications, Inc.	218,633	10,105,217

		23,278,671

Electric Utilities — 1.7%
American Electric Power Co., Inc.	26,391	1,537,804
Duke Energy Corp.	37,039	2,644,214
Edison International	17,362	1,028,004
Entergy Corp.	9,615	657,281
Eversource Energy	17,300	883,511
Exelon Corp.	48,912	1,358,286
FirstEnergy Corp.	22,077	700,503
NextEra Energy, Inc.	24,772	2,573,563
Pepco Holdings, Inc.	13,500	351,135
Pinnacle West Capital Corp.	5,700	367,536
PPL Corp.	35,652	1,216,803
Southern Co. (The)	49,015	2,293,412
Xcel Energy, Inc.	27,183	976,142

		16,588,194

Electrical Equipment — 0.4%
AMETEK, Inc.	12,800	685,952
Eaton Corp. PLC	25,193	1,311,044
Emerson Electric Co.	35,050	1,676,442
Rockwell Automation, Inc.	7,263	745,256

		4,418,694

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	16,500	861,795
Corning, Inc.	63,797	1,166,209
FLIR Systems, Inc.	6,300	176,841
TE Connectivity Ltd. (Switzerland)	21,200	1,369,732

		3,574,577

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	23,245	1,072,757
Cameron International Corp.*	10,100	638,320
Diamond Offshore Drilling, Inc.	2,800	59,080
Ensco PLC (Class A Stock)	11,500	176,985
FMC Technologies, Inc.*	12,100	351,021
Halliburton Co.	44,722	1,522,337
Helmerich & Payne, Inc.(a)	6,100	326,655
National Oilwell Varco, Inc.(a)	19,900	666,451
Schlumberger Ltd.	67,541	4,710,984
Transocean Ltd.(a)	17,000	210,460

		9,735,050

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	23,608	3,812,692
CVS Health Corp.	59,899	5,856,325
Kroger Co. (The)	51,868	2,169,639
Sysco Corp.	28,480	1,167,680
Wal-Mart Stores, Inc.	84,326	5,169,184
Walgreens Boots Alliance, Inc.(a)	46,478	3,957,834
Whole Foods Market, Inc.(a)	17,500	586,250

		22,719,604

Food Products — 1.7%
Archer-Daniels-Midland Co.	32,259	1,183,260
Campbell Soup Co.(a)	9,647	506,950
ConAgra Foods, Inc.	22,843	963,061
General Mills, Inc.	31,944	1,841,891
Hershey Co. (The)	7,916	706,661
Hormel Foods Corp.(a)	7,500	593,100
J.M. Smucker Co. (The)	6,800	838,712
Kellogg Co.(a)	13,670	987,931
Keurig Green Mountain, Inc.(a)	6,300	566,874
Kraft Heinz Co. (The)	31,855	2,317,770
McCormick & Co., Inc.	6,500	556,140
Mead Johnson Nutrition Co.	10,865	857,792
Mondelez International, Inc. (Class A Stock)	85,766	3,845,747
Tyson Foods, Inc. (Class A Stock)(a)	16,500	879,945

		16,645,834

Gas Utilities
AGL Resources, Inc.	6,430	410,298

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	80,174	3,600,614
Baxter International, Inc.	28,574	1,090,098
Becton, Dickinson and Co.	11,281	1,738,289
Boston Scientific Corp.*(a)	72,272	1,332,696
C.R. Bard, Inc.	4,112	778,977
DENTSPLY International, Inc.	7,200	438,120
Edwards Lifesciences Corp.*	11,600	916,168
Intuitive Surgical, Inc.*	2,050	1,119,628
Medtronic PLC	76,215	5,862,458
St. Jude Medical, Inc.	15,164	936,680
Stryker Corp.	17,000	1,579,980
Varian Medical Systems, Inc.*	5,200	420,160
Zimmer Biomet Holdings, Inc.	9,511	975,734

		20,789,602

Health Care Providers & Services — 2.7%
Aetna, Inc.	19,144	2,069,849
AmerisourceBergen Corp.	11,100	1,151,181
Anthem, Inc.	14,200	1,980,048
Cardinal Health, Inc.	17,973	1,604,450
Cigna Corp.	13,891	2,032,670
DaVita HealthCare Partners, Inc.*	9,200	641,332
Express Scripts Holding Co.*(a)	36,370	3,179,101
HCA Holdings, Inc.*	17,100	1,156,473
Henry Schein, Inc.*	4,700	743,493
Humana, Inc.	8,110	1,447,716
Laboratory Corp. of America Holdings*	5,600	692,384
McKesson Corp.	12,526	2,470,503
Patterson Cos., Inc.	4,400	198,924
Quest Diagnostics, Inc.	7,700	547,778
Tenet Healthcare Corp.*	5,143	155,833
UnitedHealth Group, Inc.	51,548	6,064,107
Universal Health Services, Inc. (Class B Stock)	5,000	597,450

		26,733,292

Health Care Technology — 0.1%
Cerner Corp.*	16,700	1,004,839

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	24,900	1,356,552
Chipotle Mexican Grill, Inc.*	1,740	834,939
Darden Restaurants, Inc.	6,353	404,305
Marriott International, Inc. (Class A Stock)(a)	10,470	701,909
McDonald’s Corp.	50,030	5,910,544
Royal Caribbean Cruises Ltd.	9,100	921,011
Starbucks Corp.	80,000	4,802,400
Starwood Hotels & Resorts Worldwide, Inc.	9,500	658,160
Wyndham Worldwide Corp.	6,651	483,195
Wynn Resorts Ltd.(a)	4,600	318,274
Yum! Brands, Inc.	22,964	1,677,520

		18,068,809

Household Durables — 0.4%
D.R. Horton, Inc.	17,600	563,728
Garmin Ltd.	6,200	230,454
Harman International Industries, Inc.	3,700	348,577
Leggett & Platt, Inc.	7,400	310,948
Lennar Corp. (Class A Stock)	9,800	479,318
Mohawk Industries, Inc.*	3,600	681,804
Newell Rubbermaid, Inc.(a)	14,227	627,126
PulteGroup, Inc.(a)	16,911	301,354
Whirlpool Corp.	4,385	644,025

		4,187,334

Household Products — 1.8%
Church & Dwight Co., Inc.	2,100	178,248
Clorox Co. (The)	6,932	879,186
Colgate-Palmolive Co.	48,060	3,201,757
Kimberly-Clark Corp.	19,416	2,471,657
Procter & Gamble Co. (The)	145,923	11,587,745

		18,318,593

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	34,800	333,036
NRG Energy, Inc.	17,000	200,090

		533,126

Industrial Conglomerates — 2.5%
3M Co.	33,498	5,046,139
Danaher Corp.	31,900	2,962,872
General Electric Co.	506,707	15,783,923
Roper Technologies, Inc.	5,600	1,062,824

		24,855,758

Insurance — 2.6%
Aflac, Inc.	23,000	1,377,700
Allstate Corp. (The)	21,208	1,316,805
American International Group, Inc.	66,601	4,127,264
Aon PLC	15,089	1,391,357
Assurant, Inc.	3,900	314,106
Chubb Corp. (The)	12,168	1,613,964
Chubb Ltd.	17,400	2,033,190
Cincinnati Financial Corp.	7,507	444,189
Hartford Financial Services Group, Inc. (The)	21,453	932,347
Lincoln National Corp.	13,251	665,995
Loews Corp.	15,117	580,493
Marsh & McLennan Cos., Inc.	28,540	1,582,543
MetLife, Inc.	59,200	2,854,032

Principal Financial Group, Inc.	14,100	634,218
Progressive Corp. (The)	29,916	951,329
Prudential Financial, Inc.(b)	24,100	1,961,981
Torchmark Corp.	6,333	361,994
Travelers Cos., Inc. (The)	16,511	1,863,431
Unum Group	12,626	420,320
XL Group PLC (Ireland)	15,900	622,962

		26,050,220

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*	20,760	14,031,476
Expedia, Inc.	5,800	720,940
Netflix, Inc.*	22,900	2,619,302
Priceline Group, Inc. (The)*(a)	2,760	3,518,862
TripAdvisor, Inc.*(a)	6,300	537,075

		21,427,655

Internet Software & Services — 4.1%
Akamai Technologies, Inc.*	9,900	521,037
Alphabet, Inc. (Class A Stock)*	15,790	12,284,778
Alphabet, Inc. (Class C Stock)*	16,052	12,181,542
eBay, Inc.*	59,200	1,626,816
Facebook, Inc. (Class A Stock)*	122,100	12,778,986
VeriSign, Inc.*(a)	5,700	497,952
Yahoo!, Inc.*	45,600	1,516,656

		41,407,767

IT Services — 3.6%
Accenture PLC (Class A Stock)	33,800	3,532,100
Alliance Data Systems Corp.*	3,290	909,915
Automatic Data Processing, Inc.	25,078	2,124,608
Cognizant Technology Solutions Corp. (Class A Stock)*	32,900	1,974,658
CSRA, Inc.	7,251	217,530
Fidelity National Information Services, Inc.	14,700	890,820
Fiserv, Inc.*	12,900	1,179,834
International Business Machines Corp.	48,134	6,624,201
MasterCard, Inc. (Class A Stock)	53,600	5,218,496
Paychex, Inc.	17,525	926,897
PayPal Holdings, Inc.*	60,000	2,172,000
Teradata Corp.*(a)	6,800	179,656
Total System Services, Inc.	9,071	451,736
Visa, Inc. (Class A Stock)	104,720	8,121,036
Western Union Co. (The)(a)	25,752	461,219
Xerox Corp.	49,400	525,122

		35,509,828

Leisure Products — 0.1%
Hasbro, Inc.(a)	5,954	401,062
Mattel, Inc.(a)	17,013	462,243

		863,305

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	17,898	748,315
Illumina, Inc.*	7,500	1,439,588
PerkinElmer, Inc.	6,170	330,527
Thermo Fisher Scientific, Inc.	21,802	3,092,614
Waters Corp.*	4,500	605,610

		6,216,654

Machinery — 1.1%
Caterpillar, Inc.(a)	31,356	2,130,954
Cummins, Inc.	8,916	784,697
Deere & Co.	16,680	1,272,184
Dover Corp.	8,462	518,805
Flowserve Corp.	6,900	290,352
Illinois Tool Works, Inc.	17,636	1,634,505
Ingersoll-Rand PLC	13,800	763,002
PACCAR, Inc.	18,664	884,674
Parker-Hannifin Corp.	7,438	721,337
Pentair PLC (United Kingdom)(a)	9,946	492,625
Snap-on, Inc.	3,242	555,776
Stanley Black & Decker, Inc.	8,288	884,578
Xylem, Inc.(a)	9,300	339,450

		11,272,939

Media — 2.9%
Cablevision Systems Corp. (Class A Stock)	11,700	373,230
CBS Corp. (Class B Stock)	23,376	1,101,711
Comcast Corp. (Class A Stock)	131,285	7,408,412
Discovery Communications, Inc. (Class A Stock)*(a)	7,400	197,432
Discovery Communications, Inc. (Class C Stock)*(a)	12,800	322,816
Interpublic Group of Cos., Inc. (The)	21,388	497,913
News Corp. (Class A Stock)	19,975	266,866
News Corp. (Class B Stock)(a)	2,700	37,692
Omnicom Group, Inc.	13,034	986,152
Scripps Networks Interactive, Inc. (Class A Stock)(a)	5,200	287,092
TEGNA, Inc.	11,589	295,751
Time Warner Cable, Inc.	15,281	2,836,001
Time Warner, Inc.	43,274	2,798,530
Twenty-First Century Fox, Inc. (Class A Stock)	63,600	1,727,376
Twenty-First Century Fox, Inc. (Class B Stock)	22,900	623,567
Viacom, Inc. (Class B Stock)	18,276	752,240
Walt Disney Co. (The)	82,313	8,649,450

		29,162,231

Metals & Mining — 0.2%
Alcoa, Inc.	68,044	671,594
Freeport-McMoRan, Inc.	55,792	377,712
Newmont Mining Corp.	26,897	483,877
Nucor Corp.	16,712	673,494

		2,206,677

Multi-Utilities — 1.1%
Ameren Corp.	12,469	539,035
CenterPoint Energy, Inc.	22,179	407,206
CMS Energy Corp.	14,300	515,944
Consolidated Edison, Inc.	15,751	1,012,317
Dominion Resources, Inc.	32,004	2,164,751
DTE Energy Co.	9,987	800,857
NiSource, Inc.	16,900	329,719
PG&E Corp.	26,153	1,391,078
Public Service Enterprise Group, Inc.	26,894	1,040,529
SCANA Corp.	7,800	471,822
Sempra Energy	12,698	1,193,739
TECO Energy, Inc.	10,800	287,820
WEC Energy Group, Inc.	16,633	853,439

		11,008,256

Multiline Retail — 0.6%
Dollar General Corp.	16,000	1,149,920
Dollar Tree, Inc.*	12,542	968,493
Kohl’s Corp.	9,900	471,537

Macy’s, Inc.	17,982	629,011
Nordstrom, Inc.(a)	7,400	368,594
Target Corp.	33,682	2,445,650

		6,033,205

Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	26,836	1,303,693
Apache Corp.	20,348	904,876
Cabot Oil & Gas Corp.	22,000	389,180
Chesapeake Energy Corp.(a)	26,100	117,450
Chevron Corp.	101,192	9,103,232
Cimarex Energy Co.	5,300	473,714
Columbia Pipeline Group, Inc.	19,200	384,000
ConocoPhillips	66,357	3,098,208
CONSOL Energy, Inc.(a)	11,900	94,010
Devon Energy Corp.	20,800	665,600
EOG Resources, Inc.	29,500	2,088,305
EQT Corp.	8,300	432,679
Exxon Mobil Corp.	224,052	17,464,854
Hess Corp.	12,434	602,800
Kinder Morgan, Inc.	98,280	1,466,338
Marathon Oil Corp.	34,878	439,114
Marathon Petroleum Corp.	28,278	1,465,932
Murphy Oil Corp.(a)	8,600	193,070
Newfield Exploration Co.*	8,500	276,760
Noble Energy, Inc.	21,900	721,167
Occidental Petroleum Corp.	40,776	2,756,865
ONEOK, Inc.(a)	11,100	273,726
Phillips 66	25,628	2,096,370
Pioneer Natural Resources Co.	8,100	1,015,578
Range Resources Corp.(a)	8,500	209,185
Southwestern Energy Co.*(a)	19,800	140,778
Spectra Energy Corp.(a)	35,484	849,487
Tesoro Corp.	6,800	716,516
Valero Energy Corp.	26,600	1,880,886
Williams Cos., Inc. (The)	35,592	914,714

		52,539,087

Paper & Forest Products — 0.1%
International Paper Co.	21,584	813,717

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,300	1,083,138

Pharmaceuticals — 5.6%
Allergan PLC*	21,395	6,685,938
Bristol-Myers Squibb Co.	89,879	6,182,776
Eli Lilly & Co.	52,397	4,414,971
Endo International PLC*	11,000	673,420
Johnson & Johnson	148,719	15,276,416
Mallinckrodt PLC*	6,300	470,169
Merck & Co., Inc.	150,333	7,940,589
Mylan NV*(a)	22,200	1,200,354
Perrigo Co. PLC	8,000	1,157,600
Pfizer, Inc.	331,623	10,704,790
Zoetis, Inc.	24,600	1,178,832

		55,885,855

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	1,900	197,467
Equifax, Inc.	6,530	727,246
Nielsen Holdings PLC	19,000	885,400
Robert Half International, Inc.	6,900	325,266
Verisk Analytics, Inc.*	7,800	599,664

		2,735,043

Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	23,100	2,239,545
Apartment Investment & Management Co. (Class A Stock)	8,180	327,445
AvalonBay Communities, Inc.	7,611	1,401,414
Boston Properties, Inc.	8,400	1,071,336
Crown Castle International Corp.	18,300	1,582,035
Equinix, Inc.	3,486	1,054,166
Equity Residential	19,600	1,599,164
Essex Property Trust, Inc.	3,700	885,817
General Growth Properties, Inc.	30,300	824,463
HCP, Inc.	25,200	963,648
Host Hotels & Resorts, Inc.	39,036	598,812
Iron Mountain, Inc.(a)	9,805	264,833
Kimco Realty Corp.	20,700	547,722
Macerich Co. (The)	7,400	597,106
Plum Creek Timber Co., Inc.	8,800	419,936
Prologis, Inc.	27,637	1,186,180
Public Storage	7,900	1,956,830
Realty Income Corp.	13,600	702,168
Simon Property Group, Inc.	16,689	3,245,009
SL Green Realty Corp.	5,400	610,092
Ventas, Inc.	17,933	1,011,959
Vornado Realty Trust	9,384	938,025
Welltower, Inc.	19,000	1,292,570
Weyerhaeuser Co.	27,359	820,223

		26,140,498

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	14,600	504,868

Road & Rail — 0.7%
CSX Corp.	51,718	1,342,082
JB Hunt Transport Services, Inc.	4,900	359,464
Kansas City Southern	6,000	448,020
Norfolk Southern Corp.	15,911	1,345,912
Ryder System, Inc.	2,821	160,317
Union Pacific Corp.	46,416	3,629,731

		7,285,526

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	16,500	912,780
Applied Materials, Inc.(a)	62,588	1,168,518
Avago Technologies Ltd. (Singapore)	14,400	2,090,160
Broadcom Corp. (Class A Stock)	30,100	1,740,382
First Solar, Inc.*	3,800	250,762
Intel Corp.	253,088	8,718,882
KLA-Tencor Corp.(a)	8,220	570,057
Lam Research Corp.(a)	8,362	664,110
Linear Technology Corp.	12,700	539,369
Microchip Technology, Inc.(a)	10,700	497,978
Micron Technology, Inc.*(a)	55,616	787,522
NVIDIA Corp.(a)	26,800	883,328
Qorvo, Inc.*	7,571	385,364

Skyworks Solutions, Inc.(a)	10,300	791,349
Texas Instruments, Inc.	54,452	2,984,514
Xilinx, Inc.	13,500	634,095

		23,619,170

Software — 4.2%
Activision Blizzard, Inc.	27,100	1,049,041
Adobe Systems, Inc.*	27,040	2,540,138
Autodesk, Inc.*	12,120	738,472
CA, Inc.	16,458	470,040
Citrix Systems, Inc.*	8,600	650,590
Electronic Arts, Inc.*	16,500	1,133,880
Intuit, Inc.	14,900	1,437,850
Microsoft Corp.	430,612	23,890,354
Oracle Corp.	172,740	6,310,192
Red Hat, Inc.*	9,700	803,257
salesforce.com, inc.*	33,600	2,634,240
Symantec Corp.	35,817	752,157

		42,410,211

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	4,050	609,566
AutoNation, Inc.*	3,923	234,046
AutoZone, Inc.*	1,710	1,268,666
Bed Bath & Beyond, Inc.*(a)	9,000	434,250
Best Buy Co., Inc.	16,100	490,245
CarMax, Inc.*(a)	11,400	615,258
GameStop Corp. (Class A Stock)(a)	5,600	157,024
Gap, Inc. (The)(a)	12,013	296,721
Home Depot, Inc. (The)	68,384	9,043,784
L. Brands, Inc.	13,522	1,295,678
Lowe’s Cos., Inc.	49,396	3,756,072
O’Reilly Automotive, Inc.*	5,400	1,368,468
Ross Stores, Inc.	22,400	1,205,344
Signet Jewelers Ltd.	4,200	519,498
Staples, Inc.	32,925	311,800
Tiffany & Co.	6,000	457,740
TJX Cos., Inc. (The)	36,164	2,564,389
Tractor Supply Co.(a)	7,500	641,250
Urban Outfitters, Inc.*	4,500	102,375

		25,372,174

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	300,738	31,655,682
EMC Corp.	103,104	2,647,711
Hewlett Packard Enterprise Co.	96,202	1,462,270
HP, Inc.	96,202	1,139,032
NetApp, Inc.	15,900	421,827
SanDisk Corp.	11,000	835,890
Seagate Technology PLC(a)	16,000	586,560
Western Digital Corp.	12,400	744,620

		39,493,592

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	14,300	468,039
Fossil Group, Inc.*(a)	2,500	91,400
Hanesbrands, Inc.	20,400	600,372
Michael Kors Holdings Ltd.*	10,500	420,630
NIKE, Inc. (Class B Stock)	72,504	4,531,500
PVH Corp.	4,600	338,790
Ralph Lauren Corp.	3,300	367,884
Under Armour, Inc. (Class A Stock)*(a)	9,400	757,734
VF Corp.	17,936	1,116,516

		8,692,865

Tobacco — 1.5%
Altria Group, Inc.	105,379	6,134,111
Philip Morris International, Inc.	82,779	7,277,102
Reynolds American, Inc.	44,532	2,055,152

		15,466,365

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	15,700	640,874
United Rentals, Inc.*	5,400	391,716
W.W. Grainger, Inc.(a)	3,274	663,280

		1,695,870

TOTAL COMMON STOCKS (cost $358,955,824)		963,676,816

EXCHANGE TRADED FUND — 0.4%
iShares Core S&P 500 ETF (cost $4,006,615)	19,400	3,974,478

TOTAL LONG-TERM INVESTMENTS (cost $362,962,439)		967,651,294

SHORT-TERM INVESTMENTS — 6.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 6.6%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $66,360,405; includes $37,340,454 of cash collateral for securities on loan)(c)(d)	66,360,405	66,360,405

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill, 0.214%, 03/03/16 (cost $2,199,204)(e)(f)	2,200	2,199,613

TOTAL SHORT-TERM INVESTMENTS (cost $68,559,609)		68,560,018

TOTAL INVESTMENTS — 103.6% (cost $431,522,048)(g)		1,036,211,312
Liabilities in excess of other assets(h) — (3.6)%		(36,065,474)

NET ASSETS — 100.0%		$1,000,145,838

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ETF	Exchange Traded Fund
OTC	Over-the-counter
REIT	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,172,672; cash collateral of $37,340,454 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	An affiliated security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$440,021,071

Appreciation	608,209,423
Depreciation	(12,019,182)

Net Unrealized Appreciation	$596,190,241

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts as follows:

Futures contracts outstanding at December 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
111	S&P 500 E-Mini	Mar. 2016	$11,308,148	$11,296,470	$(11,678)
41	S&P 500 Index	Mar. 2016	20,699,913	20,862,850	162,937

					$151,259

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of December 31, 2015.
(2)	A U.S. Treasury Obligation with a market value of $2,199,613 has been segregated with UBS AG to cover requirements for open contracts at December 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$26,363,552	$—	$—
Air Freight & Logistics	6,651,477	—	—
Airlines	6,257,242	—	—
Auto Components	3,649,194	—	—
Automobiles	6,036,156	—	—
Banks	57,976,454	—	—
Beverages	22,321,464	—	—
Biotechnology	35,882,416	—	—
Building Products	855,095	—	—
Capital Markets	20,209,460	—	—
Chemicals	20,368,505	—	—
Commercial Services & Supplies	3,920,721	—	—
Communications Equipment	13,592,357	—	—
Construction & Engineering	878,994	—	—
Construction Materials	1,190,305	—	—
Consumer Finance	8,037,852	—	—
Containers & Packaging	2,097,747	—	—
Distributors	704,212	—	—
Diversified Consumer Services	417,041	—	—

Diversified Financial Services	19,507,581	—	—
Diversified Telecommunication Services	23,278,671	—	—
Electric Utilities	16,588,194	—	—
Electrical Equipment	4,418,694	—	—
Electronic Equipment, Instruments & Components	3,574,577	—	—
Energy Equipment & Services	9,735,050	—	—
Food & Staples Retailing	22,719,604	—	—
Food Products	16,645,834	—	—
Gas Utilities	410,298	—	—
Health Care Equipment & Supplies	20,789,602	—	—
Health Care Providers & Services	26,733,292	—	—
Health Care Technology	1,004,839	—	—
Hotels, Restaurants & Leisure	18,068,809	—	—
Household Durables	4,187,334	—	—
Household Products	18,318,593	—	—
Independent Power & Renewable Electricity Producers	533,126	—	—
Industrial Conglomerates	24,855,758	—	—
Insurance	26,050,220	—	—
Internet & Catalog Retail	21,427,655	—	—
Internet Software & Services	41,407,767	—	—
IT Services	35,509,828	—	—
Leisure Products	863,305	—	—
Life Sciences Tools & Services	6,216,654	—	—
Machinery	11,272,939	—	—
Media	29,162,231	—	—
Metals & Mining	2,206,677	—	—
Multi-Utilities	11,008,256	—	—
Multiline Retail	6,033,205	—	—
Oil, Gas & Consumable Fuels	52,539,087	—	—
Paper & Forest Products	813,717	—	—
Personal Products	1,083,138	—	—
Pharmaceuticals	55,885,855	—	—
Professional Services	2,735,043	—	—
Real Estate Investment Trusts (REITs)	26,140,498	—	—
Real Estate Management & Development	504,868	—	—
Road & Rail	7,285,526	—	—
Semiconductors & Semiconductor Equipment	23,619,170	—	—
Software	42,410,211	—	—
Specialty Retail	25,372,174	—	—
Technology Hardware, Storage & Peripherals	39,493,592	—	—
Textiles, Apparel & Luxury Goods	8,692,865	—	—
Tobacco	15,466,365	—	—
Trading Companies & Distributors	1,695,870	—	—
Exchange Traded Fund	3,974,478	—	—
Affiliated Money Market Mutual Fund	66,360,405	—	—
U.S. Treasury Obligation	—	2,199,613	—
Other Financial Instruments*
Futures Contracts	151,259	—	—

Total	$1,034,162,958	$2,199,613	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date February 18, 2016

*	Print the name and title of each signing officer under his or her signature.